Investments Accounted for Using the Equity Method (Principal Activities of Material Associates) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Shanghai Secco Petrochemical Company Limited ("Shanghai Secco") [member]
Disclosure of associates [line items]
Name of entity	Shanghai Secco Petrochemical Company Limited ("Shanghai Secco")	Shanghai Secco Petrochemical Company Limited ("Shanghai Secco")
Place of business/country of incorporation	PRC	PRC
Percentage of ownership interest	20.00%	20.00%
Principal activities	Manufacturing and distribution of chemical products	Manufacturing and distribution of chemical products
Measurement method	Equity	Equity
Shanghai Chemical Industry Park Development Company Limited ("Chemical Industry") [member]
Disclosure of associates [line items]
Name of entity	Shanghai Chemical Industry Park Development Company Limited ("Chemical Industry")	Shanghai Chemical Industry Park Development Company Limited ("Chemical Industry")
Place of business/country of incorporation	PRC	PRC
Percentage of ownership interest	38.26%	38.26%
Principal activities	Planning, development and operation of the Chemical Industry Park in Shanghai, PRC	Planning, development and operation of the Chemical Industry Park in Shanghai, PRC
Measurement method	Equity	Equity
Shanghai Jinsen Hydrocarbon Resins Company Limited ("Jinsen") [member]
Disclosure of associates [line items]
Name of entity	Shanghai Jinsen Hydrocarbon Resins Company Limited ("Jinsen")	Shanghai Jinsen Hydrocarbon Resins Company Limited ("Jinsen")
Place of business/country of incorporation	PRC	PRC
Percentage of ownership interest	40.00%	40.00%
Principal activities	Production of resins products	Production of resins products
Measurement method	Equity	Equity
Shanghai Azbil Automation Company Limited ("Azbil") [member]
Disclosure of associates [line items]
Name of entity	Shanghai Azbil Automation Company Limited ("Azbil")	Shanghai Azbil Automation Company Limited ("Azbil")
Place of business/country of incorporation	PRC	PRC
Percentage of ownership interest	40.00%	40.00%
Principal activities	Service and maintenance of building automation systems and products	Service and maintenance of building automation systems and products
Measurement method	Equity	Equity